CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (Unaudited)	3 Months Ended		6 Months Ended
	Aug. 31, 2026 CAD ($) $ / shares shares	Aug. 31, 2025 CAD ($) $ / shares shares	Aug. 31, 2026 CAD ($) $ / shares shares	Aug. 31, 2025 CAD ($) $ / shares shares
Expenses
Mining exploration and metallurgy (note 9)	$ 7,365,756	$ 1,463,750	$ 13,571,989	$ 2,726,356
Share based compensation (note 14 and 16)	1,116,566	423,577	2,406,412	864,968
Business development	2,674,926	143,083	3,638,511	274,236
Salaries and benefits	262,350		430,542
Professional fees	157,622	100,480	477,493	192,200
Research and development	426,438		891,765
General and administrative (note 15)	239,345	77,391	682,752	148,966
Regulatory and compliance	602,900	45,724	661,151	72,468
Depreciation	15,779		29,326
Total expenses	(12,861,682)	(2,254,005)	(22,789,941)	(4,279,194)
Other income/(expenses)
Government grants	494,387		2,196,511
Interest income	150,042	17,620	246,948	30,234
Interest expense	(12,480)	(56)	(25,281)	(103)
Financing expense		(232,805)		(332,578)
Gain on amortization of flow-through share premium liability (note 12)	718,086	463,181	862,768	823,926
Foreign currency translation gain (note 8 and 13)	1,642	56	4,636	3,368
Net loss and comprehensive loss	$ (11,510,005)	$ (2,006,009)	$ (19,504,359)	$ (3,754,347)
Loss per common share - basic | $ / shares	$ (0.06)	$ (0.02)	$ (0.11)	$ (0.04)
Loss per common share - diluted | $ / shares	$ (0.06)	$ (0.02)	$ (0.11)	$ (0.04)
Weighted average number of common shares outstanding - basic | shares	187,610,481	109,002,376	182,949,715	99,628,086
Weighted average number of common shares outstanding - diluted | shares	187,610,481	109,002,376	182,949,715	99,628,086